Innovator Gradient Tactical Rotation Strategy ETF
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 98.9%	Shares	Value
Aerospace/Defense - 7.4%
Elbit Systems Ltd.	202	$93,229
IHI Corp.	2,700	304,108
Kawasaki Heavy Industries Ltd.	1,600	117,984
Leonardo SpA	4,412	238,003
MTU Aero Engines AG	532	229,612
Rheinmetall AG	640	1,267,555
Rolls-Royce Holdings PLC	106,849	1,512,706
Safran SA	2,629	868,563
Singapore Technologies Engineering Ltd.	12,500	84,431
		4,716,191

Agriculture - 2.3%
British American Tobacco PLC	21,287	1,135,756
Imperial Brands PLC	9,441	368,314
		1,504,070

Airlines - 0.4%
Cathay Pacific Airways Ltd.	8,000	11,924
International Consolidated Airlines Group SA	36,673	184,285
Qantas Airways Ltd.	7,828	54,683
		250,892

Apparel - 0.8%
adidas AG	1,189	228,025
Asics Corp.	11,700	276,828
		504,853

Banks - 25.7%(a)
AIB Group PLC	9,504	75,379
Banca Mediolanum SpA	2,548	45,071
Bank Hapoalim BM	10,154	191,280
Bank Leumi Le-Israel BM	13,365	248,110
Bank of Nova Scotia	7,089	394,407
Barclays PLC	156,670	768,246
BAWAG Group AG (b)	913	115,444
BOC Hong Kong Holdings Ltd.	26,000	116,917
CaixaBank SA	27,998	263,599
Canadian Imperial Bank of Commerce	9,572	684,119
Commerzbank AG	7,348	268,673
Commonwealth Bank of Australia	11,215	1,282,252
Computershare Ltd.	4,472	121,136
DBS Group Holdings Ltd.	21,200	782,264
Deutsche Bank AG	16,770	554,713
Erste Group Bank AG	2,677	246,080
FinecoBank Banca Fineco SpA	3,693	78,895
First International Bank Of Israel Ltd.	290	20,213
HSBC Holdings PLC	131,076	1,597,424
ING Groep NV	16,383	383,087
Intesa Sanpaolo SpA	132,769	802,278
Israel Discount Bank Ltd. - Class A	8,511	81,693
Lloyds Banking Group PLC	435,450	447,412
Macquarie Group Ltd.	2,534	353,997
Mediobanca Banca di Credito Finanziario SpA	3,345	73,827
Mizuho Financial Group, Inc.	14,800	439,878
National Australia Bank Ltd.	15,993	399,912
National Bank of Canada	2,447	254,537
NatWest Group PLC	72,661	505,710
Oversea-Chinese Banking Corp. Ltd.	33,700	437,861
Rakuten Bank Ltd. (c)	800	37,560
Royal Bank of Canada	12,471	1,600,187
SpareBank 1 Sor-Norge ASA	1,079	18,932
Standard Chartered PLC	19,009	341,544
Sumitomo Mitsui Financial Group, Inc.	20,800	531,724
UniCredit SpA	12,465	919,366
United Overseas Bank Ltd.	11,900	331,686
Westpac Banking Corp.	26,505	576,070
		16,391,483

Biotechnology - 0.6%
Argenx SE (c)	612	415,138

Building Materials - 1.9%
Cie de Saint-Gobain SA	3,781	432,782
Heidelberg Materials AG	1,392	321,682
Holcim AG	4,803	384,240
Sanwa Holdings Corp.	3,700	101,529
		1,240,233

Commercial Services - 3.2%
Brambles Ltd.	10,224	157,099
Recruit Holdings Co. Ltd.	14,900	894,395
RELX PLC	12,798	665,253
Securitas AB - Class B	4,027	59,854
Wolters Kluwer NV	1,879	293,128
		2,069,729

Computers - 0.9%
BayCurrent, Inc.	1,200	69,040
Check Point Software Technologies Ltd. (c)	537	99,989
CyberArk Software Ltd. (c)	393	161,708
NEC Corp.	8,900	259,623
NS Solutions Corp.	600	14,184
		604,544

Distribution/Wholesale - 0.1%
AddTech AB - Class B	1,755	59,162
SGH Ltd.	1,229	40,486
		99,648

Diversified Financial Services - 2.5%
Brookfield Asset Management Ltd. - Class A	3,892	239,992
Deutsche Boerse AG	1,587	460,197
IGM Financial, Inc.	673	22,284
London Stock Exchange Group PLC	4,703	575,142
Nordnet AB publ	1,451	39,279
Plus500 Ltd.	802	35,652
Singapore Exchange Ltd.	7,300	89,957
TMX Group Ltd.	2,634	107,101
		1,569,604

Electric - 1.2%
Iberdrola SA	42,344	742,000

Electrical Components & Equipment - 0.9%
Fujikura Ltd.	4,800	330,239
Prysmian SpA	2,707	217,420
		547,659

Electronics - 1.2%
ABB Ltd.	11,497	757,549

Engineering & Construction - 0.8%
ACS Actividades de Construccion y Servicios SA	1,639	112,974
Aena SME SA (b)	5,485	147,692
AtkinsRealis Group, Inc.	1,332	94,315
Obayashi Corp.	5,400	79,800
Skanska AB - Class B	2,600	60,583
		495,364

Entertainment - 0.5%
Aristocrat Leisure Ltd.	7,076	318,499

Environmental Control - 0.6%
Waste Connections, Inc.	2,055	383,740

Food - 2.1%
AAK AB	1,392	35,919
Coles Group Ltd.	10,550	140,616
George Weston Ltd.	447	84,938
Koninklijke Ahold Delhaize NV	8,943	353,119
Loblaw Cos. Ltd.	1,313	212,330
Metro, Inc.	1,689	129,149
Orkla ASA	6,412	67,601
Shufersal Ltd.	2,658	32,202
Tesco PLC	56,951	319,955
		1,375,829

Food Service - 0.8%
Compass Group PLC	13,755	484,114

Hand/Machine Tools - 0.1%
Schindler Holding AG	152	53,614

Healthcare-Products - 1.7%
EssilorLuxottica SA	3,012	895,760
Fisher & Paykel Healthcare Corp. Ltd.	5,221	113,186
Lifco AB - Class B (c)	1,642	58,640
		1,067,586

Healthcare-Services - 0.3%
Fresenius SE & Co. KGaA	3,452	165,377

Insurance - 11.1%
Ageas SA/NV	1,338	91,234
Allianz SE	3,569	1,414,127
Aviva PLC - Class B (c)	18,187	155,786
Clal Insurance Enterprises Holdings Ltd.	590	28,429
Fairfax Financial Holdings Ltd.	154	272,385
Generali	13,877	518,168
Gjensidige Forsikring ASA	1,702	44,877
Harel Insurance Investments & Financial Services Ltd.	1,475	44,675
iA Financial Corp., Inc.	782	76,546
Insurance Australia Group Ltd.	26,100	147,100
Intact Financial Corp.	1,193	246,590
Manulife Financial Corp.	17,841	551,995
Menora Mivtachim Holdings Ltd.	269	23,453
Migdal Insurance & Financial Holdings Ltd.	4,325	13,252
MS&AD Insurance Group Holdings, Inc.	9,000	193,607
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,023	671,983
Phoenix Financial Ltd.	1,853	63,432
QBE Insurance Group Ltd.	11,903	177,467
Sompo Holdings, Inc.	7,900	234,276
Storebrand ASA	4,647	66,208
Sun Life Financial, Inc.	4,034	245,953
Suncorp Group Ltd.	11,618	156,493
Swiss Life Holding AG	214	222,839
Swiss Re AG	2,642	475,706
Zurich Insurance Group AG	1,373	940,858
		7,077,439

Internet - 3.7%
MonotaRO Co. Ltd.	2,400	43,035
Sea Ltd. - ADR (c)	5,233	819,749
Spotify Technology SA (c)(d)	2,267	1,420,366
Wix.com Ltd. (c)(d)	457	62,166
ZOZO, Inc.	3,800	37,672
		2,382,988

Investment Companies - 0.9%
Investor AB (c)	14,654	425,882
Investor AB - Class A (c)	4,755	138,338
		564,220

Leisure Time - 0.1%
Amer Sports, Inc. (c)(d)	1,165	43,734

Lodging - 0.3%
InterContinental Hotels Group PLC	1,543	178,590

Machinery-Construction & Mining - 4.4%
Hitachi Ltd.	31,000	965,564
Mitsubishi Heavy Industries Ltd.	33,700	811,213
Siemens Energy AG (c)	8,552	995,474
Weir Group PLC	1,868	65,770
		2,838,021

Media - 0.2%
Pearson PLC	6,423	90,975
Vend Marketplaces ASA - Class B	630	23,741
		114,716

Mining - 2.1%
Agnico Eagle Mines Ltd.	6,993	868,119
Alamos Gold, Inc. - Class A	4,392	106,726
Evolution Mining Ltd.	17,882	81,707
Kinross Gold Corp.	14,661	234,580
Pan American Silver Corp.	2,900	78,339
		1,369,471

Miscellaneous Manufacturing - 0.1%
Trelleborg AB - Class B	1,183	43,046

Office-Business Equipment - 0.1%
Ricoh Co. Ltd.	4,700	41,468

Pharmaceuticals - 1.4%
Galderma Group AG	532	83,509
Otsuka Holdings Co. Ltd.	4,300	208,242
Sandoz Group AG	3,450	198,484
UCB SA	1,833	398,387
		888,622

Pipelines - 3.0%
Enbridge, Inc.	26,847	1,215,827
Golar LNG Ltd.	1,127	46,387
Pembina Pipeline Corp.	3,814	141,759
TC Energy Corp.	10,452	499,065
		1,903,038

Private Equity - 2.4%
3i Group PLC	9,767	535,431
Brookfield Corp.	15,323	1,026,362
		1,561,793

Real Estate - 0.1%
Big Shopping Centers Ltd. (c)	138	26,411
Hongkong Land Holdings Ltd.	7,900	47,795
		74,206

Retail - 2.1%
Dollarama, Inc.	1,991	272,124
Industria de Diseno Textil SA	7,888	377,265
JB Hi-Fi Ltd.	1,333	95,688
Ryohin Keikaku Co. Ltd.	2,900	137,885
Wesfarmers Ltd.	8,365	460,971
		1,343,933

Semiconductors - 0.3%
ARM Holdings PLC - ADR (c)(d)	712	100,659
Nova Ltd. (c)	186	49,930
Tower Semiconductor Ltd. (c)	851	39,777
		190,366

Shipbuilding - 0.3%
Kongsberg Gruppen ASA	6,672	199,895

Software - 6.4%
Cellebrite DI Ltd. (c)	1,215	16,986
Descartes Systems Group, Inc. (c)	654	69,096
Konami Group Corp.	800	108,859
Pro Medicus Ltd.	828	171,282
SAP SE	12,045	3,447,437
Technology One Ltd.	4,380	115,632
Xero Ltd. (c)	1,326	154,231
		4,083,523

Telecommunications - 3.4%
Deutsche Telekom AG	43,571	1,565,288
Singapore Telecommunications Ltd.	74,200	221,732
Tele2 AB - Class B	5,492	84,883
Telefonaktiebolaget LM Ericsson - Class B	24,897	181,439
Telenor ASA	4,448	68,277
Telia Co. AB	15,597	55,143
		2,176,762

Toys/Games/Hobbies - 0.2%
Sanrio Co. Ltd.	3,200	132,053

Transportation - 0.3%
Poste Italiane SpA (b)	5,838	126,351
Seibu Holdings, Inc.	1,800	50,515
		176,866
TOTAL COMMON STOCKS (Cost $62,035,906)		63,142,466

REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.5%	Shares	Value
REITS - 0.5%
Goodman Group	13,846	313,035
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $298,182)		313,035

SHORT-TERM INVESTMENTS - 2.5%		Value
Investments Purchased with Proceeds from Securities Lending - 2.5%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.58%(e)	1,627,636	1,627,636
TOTAL SHORT-TERM INVESTMENTS (Cost $1,627,636)		1,627,636

TOTAL INVESTMENTS - 101.9% (Cost $63,961,724)		65,083,137
Money Market Deposit Account - 0.5% (f)		322,865
Liabilities in Excess of Other Assets - (2.4)%		(1,517,525)
TOTAL NET ASSETS - 100.0%		$63,888,477
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2025, the value of these securities total $389,487 or 0.6% of the Fund’s net assets.

(c)	Non-income producing security.
(d)	All or a portion of this security is on loan as of July 31, 2025. The fair value of these securities was $1,526,270.
(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of July 31, 2025 was 4.20%.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Innovator Gradient Tactical Rotation Strategy ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$63,142,466	$–	$–	$63,142,466
Real Estate Investment Trusts - Common	313,035	–	–	313,035
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	1,627,636
Total Investments	$63,455,501	$–	$–	$65,083,137

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $1,627,636 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Allocation of Portfolio Holdings as of July 31, 2025 (% of Net Assets)

Common Stocks	$63,142,466	98.9%
Real Estate Investment Trusts - Common	313,035	0.5
Investments Purchased with Proceeds from Securities Lending	1,627,636	2.5
Money Market Deposit Account	322,865	0.5
Liabilities in Excess of Other Assets	(1,517,525)	(2.4)
	$63,888,477	100.0%